Insurance Contracts - Schedule of Insurance Service Results (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	₩ 5,003,839		₩ 4,547,691		₩ 4,120,111
Changes in risk adjustment due to release of risk	212,912		215,381		196,724
Contractual service margin recognized in profit or loss for the services provided	1,279,257		1,271,662		1,121,262
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	280,737		204,156		158,234
Other insurance revenues	(5,096)		(6,755)		(1,710)
Insurance revenue	11,017,155	$ 7,454,803	10,322,356	[1]	9,577,005	[2]
Incurred claims and expenses	(8,306,762)		(8,099,757)		(7,445,758)
Amortization of insurance acquisition cash flows	(763,577)		(655,430)		(632,127)
Changes in fulfilment cash flows relating to incurred claims	359,157		313,333		225,126
Losses on onerous contracts and reversals	(172,858)		(274,924)		(127,350)
Other insurance service expenses	(128)		(3,790)		(1,671)
Insurance service expenses for insurance contracts	(8,884,168)	(6,011,508)	(8,720,568)	[1]	(7,981,780)	[2]
Recovery of incurred reinsurance claims and expenses	533,243		828,064		583,995
Changes in fulfilment cash flows relating to incurred claims	(116,546)		(195,441)		(68,529)
Reinsurance income for reinsurance contracts	22,339		50,492		6,924
Other Reinsurance Income	0		0		0
Reinsurance Income	439,036		683,115		522,390
Expected recovery of incurred claims and expenses	(220,019)		(153,663)		(95,931)
Changes in risk adjustment due to release of risk	(9,524)		(8,158)		(6,094)
Contractual service margin recognized in profit or loss for the services received	289		4,976		3,620
Experience adjustments on reinsurance premium related to current and past services	16,785		(2,951)		(39,051)
Other reinsurance expenses	(5,985)		1,097		615
Other reinsurance expenses	(218,454)		(158,699)		(136,841)
Reinsurance expense	(922,262)		(838,051)		(775,855)
Net insurance income	1,649,761	$ 1,116,318	1,446,852	[1]	1,341,760	[2]
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	6,771,649		6,232,135		5,594,621
Insurance service expenses for insurance contracts	(5,173,353)		(4,929,512)		(4,315,966)
Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	4,245,506		4,090,221		3,982,384
Insurance service expenses for insurance contracts	(3,710,815)		(3,791,056)		(3,665,814)
Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	197,181		183,105		121,955
Reinsurance expense	(703,808)
Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	241,855		500,010		400,435
Reinsurance expense			(679,352)		(639,014)
Death Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	265,682		254,876		249,018
Changes in risk adjustment due to release of risk	17,924		18,099		8,610
Contractual service margin recognized in profit or loss for the services provided	268,784		287,724		234,725
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	29,544		18,996		12,277
Other insurance revenues	(2,936)		(3,444)		(643)
Insurance revenue	578,998		576,251		503,987
Incurred claims and expenses	(219,260)		(255,897)		(273,796)
Amortization of insurance acquisition cash flows	(29,544)		(18,996)		(12,277)
Changes in fulfilment cash flows relating to incurred claims	802		12,947		13,809
Losses on onerous contracts and reversals	(473)		(10,570)		6,384
Other insurance service expenses	1,766		2,359		(1,207)
Insurance service expenses for insurance contracts	(246,709)		(270,157)		(267,087)
Recovery of incurred reinsurance claims and expenses	8,886		437		849
Changes in fulfilment cash flows relating to incurred claims	1,044		(203)		(230)
Reinsurance income for reinsurance contracts	162		242		(227)
Other Reinsurance Income	0		0		0
Reinsurance Income	10,092		476		392
Expected recovery of incurred claims and expenses	(9,577)		(951)		(965)
Changes in risk adjustment due to release of risk	(169)		(126)		(75)
Contractual service margin recognized in profit or loss for the services received	(1,640)		(1,280)		69
Experience adjustments on reinsurance premium related to current and past services	0		0		0
Other reinsurance expenses	507		14		438
Other reinsurance expenses	(10,879)		(2,343)		(533)
Reinsurance expense	(10,879)		(2,343)		(533)
Net insurance income	331,502		304,227		236,759
Death Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	578,998		576,251		503,987
Insurance service expenses for insurance contracts	(246,709)		(270,157)		(267,087)
Death Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Death Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	10,092		476		392
Reinsurance expense	0
Death Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense			0		0
Health Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	35,551		33,177		29,396
Changes in risk adjustment due to release of risk	2,715		2,846		8,931
Contractual service margin recognized in profit or loss for the services provided	17,205		19,960		17,078
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	3,495		2,835		1,319
Other insurance revenues	(713)		(228)		(256)
Insurance revenue	58,253		58,590		56,468
Incurred claims and expenses	(36,144)		(36,962)		(33,206)
Amortization of insurance acquisition cash flows	(3,495)		(2,835)		(1,319)
Changes in fulfilment cash flows relating to incurred claims	1,370		(650)		1,690
Losses on onerous contracts and reversals	10,935		(13,678)		(2,791)
Other insurance service expenses	1,634		79		(187)
Insurance service expenses for insurance contracts	(25,700)		(54,046)		(35,813)
Recovery of incurred reinsurance claims and expenses	12,465		1,759		1,510
Changes in fulfilment cash flows relating to incurred claims	884		(198)		(409)
Reinsurance income for reinsurance contracts	(120)		148		89
Other Reinsurance Income	0		0		0
Reinsurance Income	13,229		1,709		1,190
Expected recovery of incurred claims and expenses	(10,893)		(2,081)		(1,691)
Changes in risk adjustment due to release of risk	(86)		(120)		(174)
Contractual service margin recognized in profit or loss for the services received	121		(369)		(347)
Experience adjustments on reinsurance premium related to current and past services	0		0		0
Other reinsurance expenses	(1,471)		8		8
Other reinsurance expenses	(12,329)		(2,562)		(2,204)
Reinsurance expense	(12,329)		(2,562)		(2,204)
Net insurance income	33,453		3,691		19,641
Health Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	58,253		58,590		56,468
Insurance service expenses for insurance contracts	(25,700)		(54,046)		(35,813)
Health Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Health Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	13,229		1,709		1,190
Reinsurance expense	0
Health Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense			0		0
Pension Savings
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	46,448		35,907		37,311
Changes in risk adjustment due to release of risk	7,207		4,720		15,545
Contractual service margin recognized in profit or loss for the services provided	54,498		35,629		32,547
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	19,204		6,167		4,269
Other insurance revenues	(896)		(2,409)		(188)
Insurance revenue	126,461		80,014		89,484
Incurred claims and expenses	(36,385)		(36,344)		(37,624)
Amortization of insurance acquisition cash flows	(19,204)		(6,167)		(4,269)
Changes in fulfilment cash flows relating to incurred claims	(1,648)		(1,595)		6,159
Losses on onerous contracts and reversals	(4,242)		(9,537)		(16,525)
Other insurance service expenses	(1,464)		(4,453)		298
Insurance service expenses for insurance contracts	(62,943)		(58,096)		(51,961)
Recovery of incurred reinsurance claims and expenses	0		0		0
Changes in fulfilment cash flows relating to incurred claims	0		0		0
Reinsurance income for reinsurance contracts	0		0		0
Other Reinsurance Income	0		0		0
Reinsurance Income	0		0		0
Expected recovery of incurred claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services received	0		0		0
Experience adjustments on reinsurance premium related to current and past services	0		0		0
Other reinsurance expenses	0		0		0
Other reinsurance expenses	0		0		0
Reinsurance expense	0		0		0
Net insurance income	63,518		21,918		37,523
Pension Savings | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	126,461		80,014		89,484
Insurance service expenses for insurance contracts	(62,943)		(58,096)		(51,961)
Pension Savings | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Pension Savings | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense	0
Pension Savings | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense			0		0
Variable Life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	90,456		85,464		79,863
Changes in risk adjustment due to release of risk	5,795		4,992		(5,363)
Contractual service margin recognized in profit or loss for the services provided	101,106		116,255		110,792
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	10,855		5,339		4,948
Other insurance revenues	(551)		(674)		(623)
Insurance revenue	207,661		211,376		189,617
Incurred claims and expenses	(89,201)		(89,211)		(87,844)
Amortization of insurance acquisition cash flows	(10,855)		(5,339)		(4,948)
Changes in fulfilment cash flows relating to incurred claims	(133)		1,823		4,756
Losses on onerous contracts and reversals	(7,481)		5,804		(51,998)
Other insurance service expenses	(2,064)		(1,775)		(575)
Insurance service expenses for insurance contracts	(109,734)		(88,698)		(140,609)
Recovery of incurred reinsurance claims and expenses	0		0		0
Changes in fulfilment cash flows relating to incurred claims	0		0		0
Reinsurance income for reinsurance contracts	0		0		0
Other Reinsurance Income	0		0		0
Reinsurance Income	0		0		0
Expected recovery of incurred claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services received	0		0		0
Experience adjustments on reinsurance premium related to current and past services	0		0		0
Other reinsurance expenses	0		0		0
Other reinsurance expenses	0		0		0
Reinsurance expense	0		0		0
Net insurance income	97,927		122,678		49,008
Variable Life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	207,661		211,376		189,617
Insurance service expenses for insurance contracts	(109,734)		(88,698)		(140,609)
Variable Life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Variable Life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense	0
Variable Life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense			0		0
Life Insurance Compound
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services provided	0		0		0
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	0		0		0
Other insurance revenues	0		0		0
Insurance revenue	0		0		0
Incurred claims and expenses	0		0		0
Amortization of insurance acquisition cash flows	0		0		0
Changes in fulfilment cash flows relating to incurred claims	0		0		0
Losses on onerous contracts and reversals	0		0		0
Other insurance service expenses	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Recovery of incurred reinsurance claims and expenses	13,569		2,233		3,362
Changes in fulfilment cash flows relating to incurred claims	2,017		410		(914)
Reinsurance income for reinsurance contracts	(2,042)		1,651		(95)
Other Reinsurance Income	0		0		0
Reinsurance Income	13,544		4,294		2,353
Expected recovery of incurred claims and expenses	(11,195)		(1,318)		(1,223)
Changes in risk adjustment due to release of risk	(37)		(47)		(43)
Contractual service margin recognized in profit or loss for the services received	(403)		(2,784)		(1,000)
Experience adjustments on reinsurance premium related to current and past services	0		0		0
Other reinsurance expenses	(5,021)		1,075		169
Other reinsurance expenses	(16,656)		(3,074)		(2,097)
Reinsurance expense	(16,656)		(3,074)		(2,097)
Net insurance income	(3,112)		1,220		256
Life Insurance Compound | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Life Insurance Compound | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Life Insurance Compound | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	13,544		4,294		2,353
Reinsurance expense	0
Life Insurance Compound | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense			0		0
Long Term Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	4,565,702		4,138,267		3,724,523
Changes in risk adjustment due to release of risk	179,271		184,724		169,001
Contractual service margin recognized in profit or loss for the services provided	837,664		812,094		726,120
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	217,639		170,819		135,421
Other insurance revenues	0		0		0
Insurance revenue	5,800,276		5,305,904		4,755,065
Incurred claims and expenses	(4,519,263)		(4,074,815)		(3,663,261)
Amortization of insurance acquisition cash flows	(231,635)		(173,030)		(182,676)
Changes in fulfilment cash flows relating to incurred claims	190,555		35,466		86,871
Losses on onerous contracts and reversals	(167,924)		(246,136)		(61,430)
Other insurance service expenses	0		0		0
Insurance service expenses for insurance contracts	(4,728,267)		(4,458,515)		(3,820,496)
Recovery of incurred reinsurance claims and expenses	162,127		127,608		119,913
Changes in fulfilment cash flows relating to incurred claims	(25,781)		1,979		(8,785)
Reinsurance income for reinsurance contracts	23,765		48,300		6,978
Other Reinsurance Income	0		0		0
Reinsurance Income	160,111		177,887		118,106
Expected recovery of incurred claims and expenses	(188,354)		(149,313)		(92,052)
Changes in risk adjustment due to release of risk	(9,232)		(7,865)		(5,802)
Contractual service margin recognized in profit or loss for the services received	2,211		9,409		4,898
Experience adjustments on reinsurance premium related to current and past services	16,785		(2,951)		(39,051)
Other reinsurance expenses	0		0		0
Other reinsurance expenses	(178,590)		(150,720)		(132,007)
Reinsurance expense	(180,215)		(152,532)		(133,293)
Net insurance income	1,051,905		872,744		919,382
Long Term Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	5,800,276		5,305,904		4,755,065
Insurance service expenses for insurance contracts	(4,728,267)		(4,458,515)		(3,820,496)
Long Term Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Long Term Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	160,316		176,626		118,020
Reinsurance expense	(1,625)
Long Term Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	(205)		1,261		86
Reinsurance expense			(1,812)		(1,286)
General Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services provided	0		0		0
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	0		0		0
Other insurance revenues	0		0		0
Insurance revenue	1,362,030		1,291,887		1,299,905
Incurred claims and expenses	(850,413)		(1,058,394)		(1,001,488)
Amortization of insurance acquisition cash flows	(146,582)		(131,289)		(124,077)
Changes in fulfilment cash flows relating to incurred claims	103,682		204,283		87,603
Losses on onerous contracts and reversals	(3,673)		(807)		(990)
Other insurance service expenses	0		0		0
Insurance service expenses for insurance contracts	(896,986)		(986,207)		(1,038,952)
Recovery of incurred reinsurance claims and expenses	291,179		566,668		461,449
Changes in fulfilment cash flows relating to incurred claims	(94,031)		(196,236)		(59,767)
Reinsurance income for reinsurance contracts	574		151		179
Other Reinsurance Income	0		0		0
Reinsurance Income	197,722		370,583		401,861
Expected recovery of incurred claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services received	0		0		0
Experience adjustments on reinsurance premium related to current and past services	0		0		0
Other reinsurance expenses	0		0		0
Other reinsurance expenses	0		0		0
Reinsurance expense	(605,882)		(602,471)		(602,496)
Net insurance income	56,884		73,792		60,318
General Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
General Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	1,362,030		1,291,887		1,299,905
Insurance service expenses for insurance contracts	(896,986)		(986,207)		(1,038,952)
General Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense	(605,882)
General Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	197,722		370,583		401,861
Reinsurance expense			(602,471)		(602,496)
Automobile Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services provided	0		0		0
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	0		0		0
Other insurance revenues	0		0		0
Insurance revenue	2,820,406		2,714,974		2,566,770
Incurred claims and expenses	(2,537,651)		(2,388,765)		(2,267,353)
Amortization of insurance acquisition cash flows	(318,873)		(314,720)		(300,181)
Changes in fulfilment cash flows relating to incurred claims	64,529		61,059		24,238
Losses on onerous contracts and reversals	0		0		0
Other insurance service expenses	0		0		0
Insurance service expenses for insurance contracts	(2,791,995)		(2,642,426)		(2,543,296)
Recovery of incurred reinsurance claims and expenses	201		825		20,594
Changes in fulfilment cash flows relating to incurred claims	(679)		(1,193)		1,576
Reinsurance income for reinsurance contracts	0		0		0
Other Reinsurance Income	0		0		0
Reinsurance Income	(478)		(368)		22,170
Expected recovery of incurred claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services received	0		0		0
Experience adjustments on reinsurance premium related to current and past services	0		0		0
Other reinsurance expenses	0		0		0
Other reinsurance expenses	0		0		0
Reinsurance expense	(7,206)		(9,478)		(8,304)
Net insurance income	20,727		62,702		37,340
Automobile Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Automobile Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	2,820,406		2,714,974		2,566,770
Insurance service expenses for insurance contracts	(2,791,995)		(2,642,426)		(2,543,296)
Automobile Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense	(7,206)
Automobile Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	(478)		(368)		22,170
Reinsurance expense			(9,478)		(8,304)
Overseas Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services provided	0		0		0
Experience adjustments on premium related to current and past services	0		0		0
Recovery of insurance acquisition cash flows	0		0		0
Other insurance revenues	0		0		0
Insurance revenue	63,070		83,360		115,709
Incurred claims and expenses	(18,445)		(159,369)		(81,186)
Amortization of insurance acquisition cash flows	(3,389)		(3,054)		(2,380)
Changes in fulfilment cash flows relating to incurred claims	0		0		0
Losses on onerous contracts and reversals	0		0		0
Other insurance service expenses	0		0		0
Insurance service expenses for insurance contracts	(21,834)		(162,423)		(83,566)
Recovery of incurred reinsurance claims and expenses	44,816		128,534		(23,682)
Changes in fulfilment cash flows relating to incurred claims	0		0		0
Reinsurance income for reinsurance contracts	0		0		0
Other Reinsurance Income	0		0		0
Reinsurance Income	44,816		128,534		(23,682)
Expected recovery of incurred claims and expenses	0		0		0
Changes in risk adjustment due to release of risk	0		0		0
Contractual service margin recognized in profit or loss for the services received	0		0		0
Experience adjustments on reinsurance premium related to current and past services	0		0		0
Other reinsurance expenses	0		0		0
Other reinsurance expenses	0		0		0
Reinsurance expense	(89,095)		(65,591)		(26,928)
Net insurance income	(3,043)		(16,120)		(18,467)
Overseas Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0		0
Insurance service expenses for insurance contracts	0		0		0
Overseas Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	63,070		83,360		115,709
Insurance service expenses for insurance contracts	(21,834)		(162,423)		(83,566)
Overseas Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0		0
Reinsurance expense	(89,095)
Overseas Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	₩ 44,816		128,534		(23,682)
Reinsurance expense			₩ (65,591)		₩ (26,928)

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.